REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of Metropolitan Life Variable Annuity Separate Account II (the "Separate Account") listed in Note 2 (collectively, the "Divisions") as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the Separate Account's custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2025

We have served as the Separate Account's auditor since 2005.

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METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$260,014	$50,374	$24,406	$5,549,364
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	260,014	50,374	24,406	5,549,364
Liabilities:
Due to Metropolitan Life Insurance Company	—	1	—	—
Total Liabilities	—	1	—	—
Net Assets	$260,014	$50,373	$24,406	$5,549,364
Contract Owners' Equity
Net assets from accumulation units	$260,014	$50,373	$24,406	$5,512,725
Net assets from contracts in payout	—	—	—	36,639
Total Net Assets	$260,014	$50,373	$24,406	$5,549,364

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division
Assets:
Investments at fair value	$59,948	$563,706	$33,108	$80,385	$1,672,016
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	59,948	563,706	33,108	80,385	1,672,016
Liabilities:
Due to Metropolitan Life Insurance Company	—	1	—	1	—
Total Liabilities	—	1	—	1	—
Net Assets	$59,948	$563,705	$33,108	$80,384	$1,672,016
Contract Owners' Equity
Net assets from accumulation units	$59,948	$563,705	$33,108	$80,384	$1,672,016
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$59,948	$563,705	$33,108	$80,384	$1,672,016

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$51,742	$9,704,645	$805,633	$5,810,608	$1,065,820
Due from Metropolitan Life Insurance Company	—	—	2	—	—
Total Assets	51,742	9,704,645	805,635	5,810,608	1,065,820
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$51,742	$9,704,645	$805,635	$5,810,608	$1,065,820
Contract Owners' Equity
Net assets from accumulation units	$51,742	$9,671,068	$803,830	$5,720,563	$1,065,820
Net assets from contracts in payout	—	33,577	1,805	90,045	—
Total Net Assets	$51,742	$9,704,645	$805,635	$5,810,608	$1,065,820

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division
Assets:
Investments at fair value	$5,991,800	$1,053,780	$3,208,180	$187,359	$9,030,778
Due from Metropolitan Life Insurance Company	—	—	1	—	—
Total Assets	5,991,800	1,053,780	3,208,181	187,359	9,030,778
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$5,991,800	$1,053,780	$3,208,181	$187,359	$9,030,778
Contract Owners' Equity
Net assets from accumulation units	$5,971,483	$1,053,780	$3,137,448	$187,359	$8,997,218
Net assets from contracts in payout	20,317	—	70,733	—	33,560
Total Net Assets	$5,991,800	$1,053,780	$3,208,181	$187,359	$9,030,778

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Assets:
Investments at fair value	$170,576	$902,417	$12,545,243	$4,983,410	$568,780
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	170,576	902,417	12,545,243	4,983,410	568,780
Liabilities:
Due to Metropolitan Life Insurance Company	1	1	—	—	1
Total Liabilities	1	1	—	—	1
Net Assets	$170,575	$902,416	$12,545,243	$4,983,410	$568,779
Contract Owners' Equity
Net assets from accumulation units	$170,575	$898,822	$12,483,121	$4,965,220	$561,600
Net assets from contracts in payout	—	3,594	62,122	18,190	7,179
Total Net Assets	$170,575	$902,416	$12,545,243	$4,983,410	$568,779

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. EQV International Equity Division
Assets:
Investments at fair value	$11,730,899	$429,921	$485,875	$23,724	$1,223,861
Due from Metropolitan Life Insurance Company	2	—	—	—	—
Total Assets	11,730,901	429,921	485,875	23,724	1,223,861
Liabilities:
Due to Metropolitan Life Insurance Company	—	1	—	—	—
Total Liabilities	—	1	—	—	—
Net Assets	$11,730,901	$429,920	$485,875	$23,724	$1,223,861
Contract Owners' Equity
Net assets from accumulation units	$11,611,508	$429,920	$485,875	$23,724	$1,205,929
Net assets from contracts in payout	119,393	—	—	—	17,932
Total Net Assets	$11,730,901	$429,920	$485,875	$23,724	$1,223,861

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Growth Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Assets:
Investments at fair value	$2,514,977	$697,807	$1,714,462	$6,331	$1,053,602
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	2,514,977	697,807	1,714,462	6,331	1,053,602
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$2,514,977	$697,807	$1,714,462	$6,331	$1,053,602
Contract Owners' Equity
Net assets from accumulation units	$2,514,977	$697,807	$1,712,665	$6,331	$1,053,602
Net assets from contracts in payout	—	—	1,797	—	—
Total Net Assets	$2,514,977	$697,807	$1,714,462	$6,331	$1,053,602

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2024

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$20,478	$733,995	$65,643	$309,757
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	20,478	733,995	65,643	309,757
Liabilities:
Due to Metropolitan Life Insurance Company	1	—	—	—
Total Liabilities	1	—	—	—
Net Assets	$20,477	$733,995	$65,643	$309,757
Contract Owners' Equity
Net assets from accumulation units	$20,477	$733,995	$65,643	$306,174
Net assets from contracts in payout	—	—	—	3,583
Total Net Assets	$20,477	$733,995	$65,643	$309,757

The accompanying notes are an integral part of these financial statements.

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METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2024

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$—	$2,980	$308	$30,887	$943
Expenses:
Mortality and expense risk charges	3,433	561	308	50,597	750
Administrative charges	411	72	36	8,046	89
Total expenses	3,844	633	344	58,643	839
Net investment income (loss)	(3,844)	2,347	(36)	(27,756)	104
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	807	—	1,668	354,922	5,153
Realized gains (losses) on sale of investments	1,944	(54)	(51)	81,918	581
Net realized gains (losses)	2,751	(54)	1,617	436,840	5,734
Change in unrealized gains (losses) on investments	13,238	1,029	(31)	560,979	1,390
Net realized and change in unrealized gains (losses) on investments	15,989	975	1,586	997,819	7,124
Net increase (decrease) in net assets resulting from operations	$12,145	$3,322	$1,550	$970,063	$7,228

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$16,661	$—	$2,616	$38,097	$4,588
Expenses:
Mortality and expense risk charges	6,643	327	1,121	22,250	1,157
Administrative charges	1,120	38	133	2,668	138
Total expenses	7,763	365	1,254	24,918	1,295
Net investment income (loss)	8,898	(365)	1,362	13,179	3,293
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	22,410	—	—	81,389	—
Realized gains (losses) on sale of investments	12,799	(435)	(1,599)	(6,447)	(9,457)
Net realized gains (losses)	35,209	(435)	(1,599)	74,942	(9,457)
Change in unrealized gains (losses) on investments	(10,518)	9,744	1,547	76,925	6,547
Net realized and change in unrealized gains (losses) on investments	24,691	9,309	(52)	151,867	(2,910)
Net increase (decrease) in net assets resulting from operations	$33,589	$8,944	$1,310	$165,046	$383

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$7,591	$45,774	$89,808	$1,686	$—
Expenses:
Mortality and expense risk charges	101,417	8,153	58,742	12,932	56,610
Administrative charges	14,207	1,202	9,262	1,551	8,638
Total expenses	115,624	9,355	68,004	14,483	65,248
Net investment income (loss)	(108,033)	36,419	21,804	(12,797)	(65,248)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	573,713	—	215,001	—	643,934
Realized gains (losses) on sale of investments	643,898	974	(1,547)	(4,310)	93,372
Net realized gains (losses)	1,217,611	974	213,454	(4,310)	737,306
Change in unrealized gains (losses) on investments	1,334,826	(7,033)	211,246	167,156	751,913
Net realized and change in unrealized gains (losses) on investments	2,552,437	(6,059)	424,700	162,846	1,489,219
Net increase (decrease) in net assets resulting from operations	$2,444,404	$30,360	$446,504	$150,049	$1,423,971

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$10,578	$83,708	$3,207	$—	$13,886
Expenses:
Mortality and expense risk charges	12,487	32,762	2,335	80,627	2,105
Administrative charges	1,498	4,972	279	12,998	280
Total expenses	13,985	37,734	2,614	93,625	2,385
Net investment income (loss)	(3,407)	45,974	593	(93,625)	11,501
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	63,178	155,663	16,836	480,308	—
Realized gains (losses) on sale of investments	19,691	4,634	(193)	228,621	(4,585)
Net realized gains (losses)	82,869	160,297	16,643	708,929	(4,585)
Change in unrealized gains (losses) on investments	119,239	3,140	324	1,544,021	(274)
Net realized and change in unrealized gains (losses) on investments	202,108	163,437	16,967	2,252,950	(4,859)
Net increase (decrease) in net assets resulting from operations	$198,701	$209,411	$17,560	$2,159,325	$6,642

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Investment Income:
Dividends	$67,797	$20,571	$—	$87,295	$33,502
Expenses:
Mortality and expense risk charges	16,838	120,612	2	45,116	4,619
Administrative charges	2,670	18,377	—	7,481	776
Total expenses	19,508	138,989	2	52,597	5,395
Net investment income (loss)	48,289	(118,418)	(2)	34,698	28,107
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	1,416,940	—	285,693	—
Realized gains (losses) on sale of investments	(34,197)	927,428	1,576	81,474	(21,199)
Net realized gains (losses)	(34,197)	2,344,368	1,576	367,167	(21,199)
Change in unrealized gains (losses) on investments	(2,157)	1,098,545	(1,615)	241,112	32,956
Net realized and change in unrealized gains (losses) on investments	(36,354)	3,442,913	(39)	608,279	11,757
Net increase (decrease) in net assets resulting from operations	$11,935	$3,324,495	$(41)	$642,977	$39,864

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. EQV International Equity Division
Investment Income:
Dividends	$143,373	$—	$13,323	$418	$23,465
Expenses:
Mortality and expense risk charges	109,898	5,221	6,754	288	14,552
Administrative charges	17,126	626	809	34	2,432
Total expenses	127,024	5,847	7,563	322	16,984
Net investment income (loss)	16,349	(5,847)	5,760	96	6,481
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	6,814	—	—	897	6,976
Realized gains (losses) on sale of investments	909,189	(2,368)	(1,889)	6	142,757
Net realized gains (losses)	916,003	(2,368)	(1,889)	903	149,733
Change in unrealized gains (losses) on investments	1,438,637	45,703	(13,394)	1,270	(138,768)
Net realized and change in unrealized gains (losses) on investments	2,354,640	43,335	(15,283)	2,173	10,965
Net increase (decrease) in net assets resulting from operations	$2,370,989	$37,488	$(9,523)	$2,269	$17,446

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2024

	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Growth Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Investment Income:
Dividends	$18,656	$8,741	$1,933	$—	$13,191
Expenses:
Mortality and expense risk charges	22,429	8,378	17,059	75	13,414
Administrative charges	3,733	1,004	2,658	8	1,609
Total expenses	26,162	9,382	19,717	83	15,023
Net investment income (loss)	(7,506)	(641)	(17,784)	(83)	(1,832)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	254,270	72,400	459,425	271	155,963
Realized gains (losses) on sale of investments	126,102	7,515	(56,446)	368	12,992
Net realized gains (losses)	380,372	79,915	402,979	639	168,955
Change in unrealized gains (losses) on investments	99,162	13,884	(194,630)	827	(99,833)
Net realized and change in unrealized gains (losses) on investments	479,534	93,799	208,349	1,466	69,122
Net increase (decrease) in net assets resulting from operations	$472,028	$93,158	$190,565	$1,383	$67,290

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$126	$—	$4,173	$13,354
Expenses:
Mortality and expense risk charges	254	8,284	827	3,167
Administrative charges	29	1,105	98	548
Total expenses	283	9,389	925	3,715
Net investment income (loss)	(157)	(9,389)	3,248	9,639
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	469	24,758	—	—
Realized gains (losses) on sale of investments	346	8,810	(1,018)	(3,048)
Net realized gains (losses)	815	33,568	(1,018)	(3,048)
Change in unrealized gains (losses) on investments	1,005	(1,241)	1,330	(2,286)
Net realized and change in unrealized gains (losses) on investments	1,820	32,327	312	(5,334)
Net increase (decrease) in net assets resulting from operations	$1,663	$22,938	$3,560	$4,305

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2024 and 2023

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,844)	$(3,559)	$2,347	$1,861	$(36)	$(81)	$(27,756)	$(11,989)
Net realized gains (losses)	2,751	16,229	(54)	(214)	1,617	1,741	436,840	322,262
Change in unrealized gains (losses) on investments	13,238	22,294	1,029	3,502	(31)	1,021	560,979	748,769
Net increase (decrease) in net assets resulting from operations	12,145	34,964	3,322	5,149	1,550	2,681	970,063	1,059,042
Contract Transactions:
Purchase payments received from Contract owners	—	1,435	—	—	—	—	41,002	1,129
Net transfers (including fixed account)	—	(661)	—	—	75	219	(2,027)	(246,411)
Contract charges	(169)	(194)	(32)	(33)	(22)	(23)	(503)	(629)
Transfers for Contract benefits and terminations	(23,575)	(21,409)	(344)	(1,225)	(657)	(78)	(312,950)	(693,402)
Net increase (decrease) in net assets resulting from Contract transactions	(23,744)	(20,829)	(376)	(1,258)	(604)	118	(274,478)	(939,313)
Net increase (decrease) in net assets	(11,599)	14,135	2,946	3,891	946	2,799	695,585	119,729
Net Assets:
Beginning of year	271,613	257,478	47,427	43,536	23,460	20,661	4,853,779	4,734,050
End of year	$260,014	$271,613	$50,373	$47,427	$24,406	$23,460	$5,549,364	$4,853,779

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$104	$277	$8,898	$3,601	$(365)	$(282)
Net realized gains (losses)	5,734	9,926	35,209	12,209	(435)	(529)
Change in unrealized gains (losses) on investments	1,390	(4,748)	(10,518)	61,603	9,744	7,633
Net increase (decrease) in net assets resulting from operations	7,228	5,455	33,589	77,413	8,944	6,822
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—
Net transfers (including fixed account)	(90)	(84)	264,333	(1,629)	—	—
Contract charges	(29)	(29)	(56)	(75)	(14)	(13)
Transfers for Contract benefits and terminations	(1,870)	(2,758)	(321,258)	(204,628)	(3)	(46)
Net increase (decrease) in net assets resulting from Contract transactions	(1,989)	(2,871)	(56,981)	(206,332)	(17)	(59)
Net increase (decrease) in net assets	5,239	2,584	(23,392)	(128,919)	8,927	6,763
Net Assets:
Beginning of year	54,709	52,125	587,097	716,016	24,181	17,418
End of year	$59,948	$54,709	$563,705	$587,097	$33,108	$24,181

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,362	$1,346	$13,179	$8,657	$3,293	$2,054	$(108,033)	$(87,021)
Net realized gains (losses)	(1,599)	(601)	74,942	221,240	(9,457)	(1,826)	1,217,611	309,136
Change in unrealized gains (losses) on investments	1,547	3,309	76,925	(97,622)	6,547	4,693	1,334,826	2,691,197
Net increase (decrease) in net assets resulting from operations	1,310	4,054	165,046	132,275	383	4,921	2,444,404	2,913,312
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—	32,705	88,785
Net transfers (including fixed account)	1,718	1,669	339	(65,086)	—	1,641	588,957	(602,917)
Contract charges	(106)	(109)	(1,087)	(1,229)	(75)	(97)	(2,380)	(2,438)
Transfers for Contract benefits and terminations	(13,620)	(2,206)	(198,825)	(91,808)	(62,705)	(9,748)	(1,434,515)	(807,184)
Net increase (decrease) in net assets resulting from Contract transactions	(12,008)	(646)	(199,573)	(158,123)	(62,780)	(8,204)	(815,233)	(1,323,754)
Net increase (decrease) in net assets	(10,698)	3,408	(34,527)	(25,848)	(62,397)	(3,283)	1,629,171	1,589,558
Net Assets:
Beginning of year	91,082	87,674	1,706,543	1,732,391	114,139	117,422	8,075,474	6,485,916
End of year	$80,384	$91,082	$1,672,016	$1,706,543	$51,742	$114,139	$9,704,645	$8,075,474

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$36,419	$4,028	$21,804	$21,505	$(12,797)	$(13,244)
Net realized gains (losses)	974	287	213,454	623,615	(4,310)	(33,650)
Change in unrealized gains (losses) on investments	(7,033)	24,914	211,246	(266,355)	167,156	188,574
Net increase (decrease) in net assets resulting from operations	30,360	29,229	446,504	378,765	150,049	141,680
Contract Transactions:
Purchase payments received from Contract owners	1,841	—	101,508	3,775	—	2,152
Net transfers (including fixed account)	—	(94)	(17,516)	(610)	(7)	(6,160)
Contract charges	(262)	(294)	(612)	(795)	(616)	(703)
Transfers for Contract benefits and terminations	(16,234)	(2,560)	(816,033)	(770,711)	(49,088)	(115,758)
Net increase (decrease) in net assets resulting from Contract transactions	(14,655)	(2,948)	(732,653)	(768,341)	(49,711)	(120,469)
Net increase (decrease) in net assets	15,705	26,281	(286,149)	(389,576)	100,338	21,211
Net Assets:
Beginning of year	789,930	763,649	6,096,757	6,486,333	965,482	944,271
End of year	$805,635	$789,930	$5,810,608	$6,096,757	$1,065,820	$965,482

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(65,248)	$(50,720)	$(3,407)	$(1,304)	$45,974	$40,303	$593	$309
Net realized gains (losses)	737,306	(60,703)	82,869	100,714	160,297	154,659	16,643	19,290
Change in unrealized gains (losses) on investments	751,913	1,946,559	119,239	82,301	3,140	108,986	324	(9,853)
Net increase (decrease) in net assets resulting from operations	1,423,971	1,835,136	198,701	181,711	209,411	303,948	17,560	9,746
Contract Transactions:
Purchase payments received from Contract owners	26,373	411	—	—	72,924	4,973	—	—
Net transfers (including fixed account)	(15,697)	(6,737)	468	(26,913)	1,883	2,451	—	—
Contract charges	(480)	(604)	(437)	(468)	(514)	(666)	(58)	(60)
Transfers for Contract benefits and terminations	(495,890)	(499,415)	(25,708)	(92,360)	(354,912)	(828,781)	(5,211)	(60,102)
Net increase (decrease) in net assets resulting from Contract transactions	(485,694)	(506,345)	(25,677)	(119,741)	(280,619)	(822,023)	(5,269)	(60,162)
Net increase (decrease) in net assets	938,277	1,328,791	173,024	61,970	(71,208)	(518,075)	12,291	(50,416)
Net Assets:
Beginning of year	5,053,523	3,724,732	880,756	818,786	3,279,389	3,797,464	175,068	225,484
End of year	$5,991,800	$5,053,523	$1,053,780	$880,756	$3,208,181	$3,279,389	$187,359	$175,068

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(93,625)	$(76,817)	$11,501	$10,349	$48,289	$(1,152)
Net realized gains (losses)	708,929	(35,683)	(4,585)	(6,011)	(34,197)	(24,824)
Change in unrealized gains (losses) on investments	1,544,021	2,790,901	(274)	10,890	(2,157)	132,428
Net increase (decrease) in net assets resulting from operations	2,159,325	2,678,401	6,642	15,228	11,935	106,452
Contract Transactions:
Purchase payments received from Contract owners	34,453	—	—	—	3,681	—
Net transfers (including fixed account)	32,952	(481,015)	—	(88)	(1,328,199)	2,609,424
Contract charges	(447)	(608)	(57)	(69)	(212)	(220)
Transfers for Contract benefits and terminations	(858,333)	(777,974)	(26,962)	(33,049)	(1,378,006)	(188,588)
Net increase (decrease) in net assets resulting from Contract transactions	(791,375)	(1,259,597)	(27,019)	(33,206)	(2,702,736)	2,420,616
Net increase (decrease) in net assets	1,367,950	1,418,804	(20,377)	(17,978)	(2,690,801)	2,527,068
Net Assets:
Beginning of year	7,662,828	6,244,024	190,952	208,930	3,593,217	1,066,149
End of year	$9,030,778	$7,662,828	$170,575	$190,952	$902,416	$3,593,217

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(118,418)	$(71,545)	$(2)	$(62)	$34,698	$38,560	$28,107	$21,118
Net realized gains (losses)	2,344,368	940,369	1,576	267	367,167	172,230	(21,199)	(39,654)
Change in unrealized gains (losses) on investments	1,098,545	2,070,087	(1,615)	1,080	241,112	217,018	32,956	62,759
Net increase (decrease) in net assets resulting from operations	3,324,495	2,938,911	(41)	1,285	642,977	427,808	39,864	44,223
Contract Transactions:
Purchase payments received from Contract owners	58,308	5,123	—	—	19,689	1,011	7,197	2,564
Net transfers (including fixed account)	(24,807)	(1,012,555)	—	—	6,295	176	95,218	(49)
Contract charges	(1,050)	(1,250)	—	(1)	(309)	(441)	(91)	(113)
Transfers for Contract benefits and terminations	(1,647,020)	(813,343)	(5,662)	(75)	(427,223)	(565,260)	(52,066)	(106,004)
Net increase (decrease) in net assets resulting from Contract transactions	(1,614,569)	(1,822,025)	(5,662)	(76)	(401,548)	(564,514)	50,258	(103,602)
Net increase (decrease) in net assets	1,709,926	1,116,886	(5,703)	1,209	241,429	(136,706)	90,122	(59,379)
Net Assets:
Beginning of year	10,835,317	9,718,431	5,703	4,494	4,741,981	4,878,687	478,657	538,036
End of year	$12,545,243	$10,835,317	$—	$5,703	$4,983,410	$4,741,981	$568,779	$478,657

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division		FTVIPT Templeton Foreign VIP Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16,349	$33,393	$(5,847)	$(5,097)	$5,760	$9,500
Net realized gains (losses)	916,003	1,009,190	(2,368)	(25,644)	(1,889)	(5,711)
Change in unrealized gains (losses) on investments	1,438,637	1,169,655	45,703	113,936	(13,394)	85,278
Net increase (decrease) in net assets resulting from operations	2,370,989	2,212,238	37,488	83,195	(9,523)	89,067
Contract Transactions:
Purchase payments received from Contract owners	125,115	3,975	—	—	—	4,973
Net transfers (including fixed account)	12,845	(6,703)	83	(7,545)	1,514	(9,122)
Contract charges	(541)	(793)	(169)	(174)	(253)	(303)
Transfers for Contract benefits and terminations	(1,045,405)	(1,417,491)	(5,910)	(41,121)	(47,780)	(21,446)
Net increase (decrease) in net assets resulting from Contract transactions	(907,986)	(1,421,012)	(5,996)	(48,840)	(46,519)	(25,898)
Net increase (decrease) in net assets	1,463,003	791,226	31,492	34,355	(56,042)	63,169
Net Assets:
Beginning of year	10,267,898	9,476,672	398,428	364,073	541,917	478,748
End of year	$11,730,901	$10,267,898	$429,920	$398,428	$485,875	$541,917

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$96	$130	$6,481	$(12,429)	$(7,506)	$(2,050)	$(641)	$4,440
Net realized gains (losses)	903	1,050	149,733	27,653	380,372	135,621	79,915	89,325
Change in unrealized gains (losses) on investments	1,270	602	(138,768)	210,457	99,162	235,034	13,884	(22,779)
Net increase (decrease) in net assets resulting from operations	2,269	1,782	17,446	225,681	472,028	368,605	93,158	70,986
Contract Transactions:
Purchase payments received from Contract owners	—	—	19,058	400	—	822	—	717
Net transfers (including fixed account)	—	—	398,562	—	(558)	(573)	—	—
Contract charges	(30)	(30)	(139)	(178)	(387)	(445)	(373)	(389)
Transfers for Contract benefits and terminations	(3)	(3)	(687,483)	(155,783)	(232,379)	(154,600)	(21,204)	(10,894)
Net increase (decrease) in net assets resulting from Contract transactions	(33)	(33)	(270,002)	(155,561)	(233,324)	(154,796)	(21,577)	(10,566)
Net increase (decrease) in net assets	2,236	1,749	(252,556)	70,120	238,704	213,809	71,581	60,420
Net Assets:
Beginning of year	21,488	19,739	1,476,417	1,406,297	2,276,273	2,062,464	626,226	565,806
End of year	$23,724	$21,488	$1,223,861	$1,476,417	$2,514,977	$2,276,273	$697,807	$626,226

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Growth Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(17,784)	$(14,702)	$(83)	$(71)	$(1,832)	$(785)
Net realized gains (losses)	402,979	69,118	639	325	168,955	89,439
Change in unrealized gains (losses) on investments	(194,630)	336,699	827	1,597	(99,833)	35,964
Net increase (decrease) in net assets resulting from operations	190,565	391,115	1,383	1,851	67,290	124,618
Contract Transactions:
Purchase payments received from Contract owners	1,676	411	—	—	—	—
Net transfers (including fixed account)	(293)	(356,434)	(732)	(853)	—	(63,672)
Contract charges	(356)	(437)	(3)	(3)	(465)	(514)
Transfers for Contract benefits and terminations	(257,863)	(114,460)	(3)	(5)	(49,705)	(13,635)
Net increase (decrease) in net assets resulting from Contract transactions	(256,836)	(470,920)	(738)	(861)	(50,170)	(77,821)
Net increase (decrease) in net assets	(66,271)	(79,805)	645	990	17,120	46,797
Net Assets:
Beginning of year	1,780,733	1,860,538	5,686	4,696	1,036,482	989,685
End of year	$1,714,462	$1,780,733	$6,331	$5,686	$1,053,602	$1,036,482

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2024 and 2023

	LMPVET ClearBridge Variable Mid Cap Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(157)	$(228)	$(9,389)	$(9,479)
Net realized gains (losses)	815	175	33,568	12,515
Change in unrealized gains (losses) on investments	1,005	2,099	(1,241)	49,751
Net increase (decrease) in net assets resulting from operations	1,663	2,046	22,938	52,787
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	773	1,888
Contract charges	(12)	(14)	(203)	(250)
Transfers for Contract benefits and terminations	(791)	(45)	(34,509)	(61,367)
Net increase (decrease) in net assets resulting from Contract transactions	(803)	(59)	(33,939)	(59,729)
Net increase (decrease) in net assets	860	1,987	(11,001)	(6,942)
Net Assets:
Beginning of year	19,617	17,630	744,996	751,938
End of year	$20,477	$19,617	$733,995	$744,996

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,248	$2,643	$9,639	$9,924
Net realized gains (losses)	(1,018)	(1,159)	(3,048)	(6,080)
Change in unrealized gains (losses) on investments	1,330	3,883	(2,286)	23,044
Net increase (decrease) in net assets resulting from operations	3,560	5,367	4,305	26,888
Contract Transactions:
Purchase payments received from Contract owners	—	—	3,681	—
Net transfers (including fixed account)	—	—	(95,134)	814
Contract charges	(59)	(60)	(81)	(88)
Transfers for Contract benefits and terminations	(3,544)	(2,973)	(35,362)	(95,247)
Net increase (decrease) in net assets resulting from Contract transactions	(3,603)	(3,033)	(126,896)	(94,521)
Net increase (decrease) in net assets	(43)	2,334	(122,591)	(67,633)
Net Assets:
Beginning of year	65,686	63,352	432,348	499,981
End of year	$65,643	$65,686	$309,757	$432,348

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of Citicorp Life Insurance Company ("CLIC") on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the "Contracts"). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")
Brighthouse Funds Trust I ("BHFTI")
Brighthouse Funds Trust II ("BHFTII")
Fidelity® Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
MFS® Variable Insurance Trust ("MFS VIT")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2024:

AB VPS Sustainable Global Thematic Division
BHFTI BlackRock High Yield Division
BHFTI Brighthouse Small Cap Value Division
BHFTI Brighthouse/Wellington Large Cap Research Division (a)
BHFTI Invesco Comstock Division
BHFTI MFS® Research International Division (a)
BHFTI Morgan Stanley Discovery Division
BHFTI PIMCO Total Return Division
BHFTI T. Rowe Price Large Cap Value Division (a)
BHFTII BlackRock Bond Income Division
BHFTII BlackRock Capital Appreciation Division
BHFTII BlackRock Ultra-Short Term Bond Division
BHFTII Brighthouse/Wellington Core Equity Opportunities Division
BHFTII Frontier Mid Cap Growth Division
BHFTII Jennison Growth Division
BHFTII MetLife Stock Index Division
BHFTII MFS® Total Return Division (a)
BHFTII MFS® Value Division
BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTII Western Asset Management Strategic Bond Opportunities Division
BHFTII Western Asset Management U.S. Government Division
Fidelity® VIP Contrafund® Division (a)
Fidelity® VIP Dynamic Capital Appreciation Division (b)
Fidelity® VIP Equity-Income Division
Fidelity® VIP High Income Division
Fidelity® VIP Index 500 Division
FTVIPT Franklin Small-Mid Cap Growth VIP Division
FTVIPT Templeton Foreign VIP Division
Invesco V.I. Equity and Income Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

Invesco V.I. EQV International Equity Division
LMPVET ClearBridge Variable Appreciation Division
LMPVET ClearBridge Variable Dividend Strategy Division
LMPVET ClearBridge Variable Growth Division
LMPVET ClearBridge Variable Large Cap Growth Division
LMPVET ClearBridge Variable Large Cap Value Division
LMPVET ClearBridge Variable Mid Cap Division
LMPVET ClearBridge Variable Small Cap Growth Division
LMPVIT Western Asset Variable Global High Yield Bond Division
MFS® VIT Total Return Bond Division

(a)  This Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

(b)  This Division's net assets went to zero during the year ended December 31, 2024 and is not included in the statements of assets and liabilities.

3.  PORTFOLIO CHANGE

The operations of the Divisions were affected by the following change that occurred during the year ended December 31, 2024:

Name Change:

Former Name
LMPVET ClearBridge Variable Aggressive Growth Portfolio
New Name
LMPVET ClearBridge Variable Growth Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of a fund, portfolio or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Reporting

The Separate Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. The Separate Account's adoption of the new standard impacted financial statement disclosures only and did not affect any Division's financial position or results of operations.

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker ("CODM") oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company's Assistant Vice President of Life and Annuity Products as the CODM.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2024:

Administrative	0.15%
Mortality and Expense Risk	0.84	% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge on partial surrenders for the lesser of 2% of the amount withdrawn or $25. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2024 and 2023.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS

	As of December 31, 2024		For the year ended December 31, 2024
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Sustainable Global Thematic Division	7,927	240,694	807	27,589
BHFTI BlackRock High Yield Division	6,716	52,424	2,980	1,009
BHFTI Brighthouse Small Cap Value Division	1,778	25,741	2,096	1,067
BHFTI Brighthouse/Wellington Large Cap Research Division	356,628	4,390,735	482,122	429,433
BHFTI Invesco Comstock Division	4,618	49,477	6,353	3,084
BHFTI MFS® Research International Division	47,187	564,297	354,202	379,874
BHFTI Morgan Stanley Discovery Division	6,064	55,660	—	381
BHFTI PIMCO Total Return Division	8,313	91,144	4,314	14,959
BHFTI T. Rowe Price Large Cap Value Division	61,619	1,776,004	119,597	224,603
BHFTII BlackRock Bond Income Division	576	59,391	4,588	64,075
BHFTII BlackRock Capital Appreciation Division	215,181	7,298,082	1,560,316	1,909,869
BHFTII BlackRock Ultra-Short Term Bond Division	7,777	780,142	47,591	25,829
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	197,304	5,744,352	605,608	1,101,456
BHFTII Frontier Mid Cap Growth Division	38,339	1,027,217	7,848	70,356
BHFTII Jennison Growth Division	360,301	4,951,640	806,093	713,102
BHFTII MetLife Stock Index Division	16,108	622,363	84,220	50,126
BHFTII MFS® Total Return Division	21,291	3,194,945	556,838	635,823
BHFTII MFS® Value Division	13,616	194,418	20,043	7,884
BHFTII T. Rowe Price Large Cap Growth Division	353,962	6,817,684	768,753	1,173,445
BHFTII Western Asset Management Strategic Bond Opportunities Division	16,016	198,090	13,886	29,404
BHFTII Western Asset Management U.S. Government Division	86,273	940,474	71,927	2,726,374
Fidelity® VIP Contrafund® Division	217,462	7,850,168	1,838,305	2,154,352
Fidelity® VIP Dynamic Capital Appreciation Division	—	—	—	5,735
Fidelity® VIP Equity-Income Division	187,417	4,349,431	511,806	592,963
Fidelity® VIP High Income Division	120,504	692,422	156,821	78,456
Fidelity® VIP Index 500 Division	20,598	3,877,492	493,759	1,378,584
FTVIPT Franklin Small-Mid Cap Growth VIP Division	29,068	489,151	67	11,908
FTVIPT Templeton Foreign VIP Division	35,311	533,499	19,394	60,153
Invesco V.I. Equity and Income Division	1,359	23,569	1,314	354
Invesco V.I. EQV International Equity Division	36,511	1,039,737	464,793	721,337
LMPVET ClearBridge Variable Appreciation Division	39,352	1,414,125	272,926	259,487
LMPVET ClearBridge Variable Dividend Strategy Division	32,915	557,773	81,141	30,961
LMPVET ClearBridge Variable Growth Division	118,157	2,239,999	593,285	408,480
LMPVET ClearBridge Variable Large Cap Growth Division	133	3,329	271	821
LMPVET ClearBridge Variable Large Cap Value Division	54,031	950,435	169,154	65,192
LMPVET ClearBridge Variable Mid Cap Division	838	13,938	596	1,086
LMPVET ClearBridge Variable Small Cap Growth Division	26,508	594,850	25,428	43,998
LMPVIT Western Asset Variable Global High Yield Bond Division	10,868	81,879	4,173	4,527
MFS® VIT Total Return Bond Division	26,935	321,984	17,117	134,373

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2024 and 2023:

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	263,620	285,136	13,001	13,361	5,068	5,015
Units issued and transferred from other funding options	—	1,416	—	—	25	117
Units redeemed and transferred to other funding options	(22,065)	(22,932)	(98)	(360)	(147)	(64)
Units end of year	241,555	263,620	12,903	13,001	4,946	5,068
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	8,810	8,816	49,033	49,361	555,542	609,992
Units issued and transferred from other funding options	—	—	930	920	97	498
Units redeemed and transferred to other funding options	(4)	(6)	(7,113)	(1,248)	(61,710)	(54,948)
Units end of year	8,806	8,810	42,850	49,033	493,929	555,542
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,372,430	1,553,139	309,643	352,039	1,168,504	1,303,489
Units issued and transferred from other funding options	135,679	1,189	2,088	792	50,441	131
Units redeemed and transferred to other funding options	(217,749)	(181,898)	(17,042)	(43,188)	(128,091)	(135,116)
Units end of year	1,290,360	1,372,430	294,689	309,643	1,090,854	1,168,504
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	989,279	1,166,833	106,754	125,429	2,081,039	680,252
Units issued and transferred from other funding options	59,796	5,629	—	55	3,953	1,597,438
Units redeemed and transferred to other funding options	(117,808)	(183,183)	(14,224)	(18,730)	(1,524,981)	(196,651)
Units end of year	931,267	989,279	92,530	106,754	560,011	2,081,039

	BHFTI Brighthouse/ Wellington Large Cap Research Division		BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,237,523	1,495,748	15,964	16,830	205,265	278,501
Units issued and transferred from other funding options	49,597	4,573	73	165	107,872	3,205
Units redeemed and transferred to other funding options	(84,350)	(262,798)	(574)	(1,031)	(119,914)	(76,441)
Units end of year	1,202,770	1,237,523	15,463	15,964	193,223	205,265
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	64,739	69,511	2,313,280	2,729,281	760,900	763,717
Units issued and transferred from other funding options	—	977	313,133	79,326	1,812	26
Units redeemed and transferred to other funding options	(35,416)	(5,749)	(463,166)	(495,327)	(15,011)	(2,843)
Units end of year	29,323	64,739	2,163,247	2,313,280	747,701	760,900
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	76,652	88,282	1,270,325	1,610,475	57,712	79,166
Units issued and transferred from other funding options	936	3	195,309	32,880	—	—
Units redeemed and transferred to other funding options	(2,800)	(11,633)	(255,003)	(373,030)	(1,678)	(21,454)
Units end of year	74,788	76,652	1,210,631	1,270,325	56,034	57,712
	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,194,537	1,389,731	1,154	1,154	905,325	1,018,417
Units issued and transferred from other funding options	180,913	706	—	—	39,794	2,281
Units redeemed and transferred to other funding options	(281,712)	(195,900)	(1,154)	—	(96,251)	(115,373)
Units end of year	1,093,738	1,194,537	—	1,154	848,868	905,325

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2024 and 2023:

	Fidelity® VIP High Income Division		Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	212,874	261,475	1,441,891	1,656,428	97,935	111,846
Units issued and transferred from other funding options	56,596	9,473	140,780	12,993	20	11
Units redeemed and transferred to other funding options	(31,343)	(58,074)	(155,176)	(227,530)	(1,430)	(13,922)
Units end of year	238,127	212,874	1,427,495	1,441,891	96,525	97,935
	LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	470,036	504,655	157,951	160,710	516,523	660,550
Units issued and transferred from other funding options	—	187	—	183	58,845	371
Units redeemed and transferred to other funding options	(41,760)	(34,806)	(5,180)	(2,942)	(127,071)	(144,398)
Units end of year	428,276	470,036	152,771	157,951	448,297	516,523

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	120,291	130,212	23,851	25,013	174,698	214,828
Units issued and transferred from other funding options	120	306	—	—	3,618	337
Units redeemed and transferred to other funding options	(5,634)	(10,227)	(1,271)	(1,162)	(52,698)	(40,467)
Units end of year	114,777	120,291	22,580	23,851	125,618	174,698

	FTVIPT Templeton Foreign VIP Division		Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	310,520	326,673	10,549	10,564	441,309	491,609
Units issued and transferred from other funding options	3,619	3,097	—	—	142,164	7,103
Units redeemed and transferred to other funding options	(28,928)	(19,250)	(14)	(15)	(201,909)	(57,403)
Units end of year	285,211	310,520	10,535	10,549	381,564	441,309
	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division		LMPVET ClearBridge Variable Mid Cap Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,156	1,356	262,165	284,120	5,488	5,492
Units issued and transferred from other funding options	—	9	—	—	—	—
Units redeemed and transferred to other funding options	(135)	(209)	(12,087)	(21,955)	(206)	(4)
Units end of year	1,021	1,156	250,078	262,165	5,282	5,488

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and the total return for the five years ended December 31, 2024:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
AB VPS Sustainable Global	2024	241,555	1.08	260,014	—	1.40	4.47
Thematic Division	2023	263,620	1.03	271,613	0.03	1.40	14.10
	2022	285,136	0.90	257,478	—	1.40	(28.18)
	2021	361,056	1.26	453,959	—	1.40	20.87
	2020	412,724	1.04	429,328	0.45	1.40	37.14
BHFTI BlackRock High Yield	2024	12,903	3.90	50,373	6.09	1.29	7.02
Division	2023	13,001	3.65	47,427	5.40	1.29	11.96
	2022	13,361	3.26	43,536	5.13	1.29	(11.32)
	2021	21,590	3.67	79,323	4.09	1.29	4.18
	2020	21,777	3.53	76,797	5.47	1.29	6.38
BHFTI Brighthouse Small Cap	2024	4,946	4.93	24,406	1.26	1.40	6.59
Value Division	2023	5,068	4.63	23,460	1.00	1.40	12.37
	2022	5,015	4.12	20,661	0.62	1.40	(14.30)
	2021	5,074	4.81	24,388	0.83	1.40	29.94
	2020	5,316	3.70	19,666	1.34	1.40	(1.96)
BHFTI	2024	1,202,770	1.09 - 4.89	5,549,364	0.58	0.99 - 1.40	9.50 - 20.48
Brighthouse/Wellington Large	2023	1,237,523	3.46 - 4.06	4,853,779	0.83	0.99 - 1.40	23.77 - 24.50
Cap Research Division	2022	1,495,748	2.80 - 3.26	4,734,050	0.70	0.99 - 1.40	(20.24) - (19.82)
	2021	1,551,623	3.50 - 4.07	6,131,714	0.84	0.99 - 1.40	22.47 - 23.16
	2020	1,594,525	2.86 - 3.30	5,118,452	1.10	0.99 - 1.40	20.40 - 21.06
BHFTI Invesco Comstock	2024	15,463	3.88	59,948	1.58	1.40	13.12
Division	2023	15,964	3.43	54,709	1.93	1.40	10.65
	2022	16,830	3.10	52,125	1.85	1.40	(0.76)
	2021	17,636	3.12	55,036	1.91	1.40	31.33
	2020	18,594	2.38	44,181	2.23	1.40	(1.89)
BHFTI MFS® Research	2024	193,223	2.06 - 2.99	563,705	2.24	0.99 - 1.40	1.51 - 2.15
International Division	2023	205,265	2.03 - 2.93	587,097	1.61	0.99 - 1.40	11.26 - 11.94
	2022	278,501	1.82 - 2.62	716,016	2.08	0.99 - 1.40	(18.71) - (18.12)
	2021	294,147	2.24 - 3.20	924,256	1.17	0.99 - 1.40	10.16 - 10.88
	2020	340,278	2.04 - 2.89	967,101	2.44	0.99 - 1.40	11.44 - 12.16
BHFTI Morgan Stanley	2024	8,806	3.76	33,108	—	1.40	36.99
Discovery Division	2023	8,810	2.74	24,181	—	1.40	38.91
	2022	8,816	1.98	17,418	—	1.40	(63.04)
	2021	8,821	5.35	47,161	—	1.40	(12.02)
	2020	8,823	6.08	53,618	—	1.40	149.59
BHFTI PIMCO Total Return	2024	42,850	1.88	80,384	2.94	1.40	0.99
Division	2023	49,033	1.86	91,082	2.91	1.40	4.58
	2022	49,361	1.78	87,674	2.93	1.40	(15.75)
	2021	50,904	2.11	107,313	1.78	1.40	(2.76)
	2020	52,738	2.17	114,339	3.87	1.40	7.00

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2024	493,929	2.96 - 3.40	1,672,016	2.16	1.40	9.55 - 9.62
Cap Value Division	2023	555,542	2.70 - 3.10	1,706,543	1.92	1.40	8.12 - 8.26
	2022	609,992	2.50 - 2.86	1,732,391	1.68	1.40	(6.47) - (6.39)
	2021	632,736	2.67 - 3.06	1,920,316	1.93	1.40	24.23 - 24.36
	2020	661,612	2.15 - 2.46	1,615,245	2.47	1.40	1.44 - 1.56
BHFTII BlackRock Bond	2024	29,323	1.76	51,742	5.01	1.40	0.08
Income Division	2023	64,739	1.76	114,139	3.19	1.40	4.37
	2022	69,511	1.69	117,422	2.89	1.40	(15.34)
	2021	70,063	2.00	139,795	2.71	1.40	(1.82)
	2020	74,872	2.03	152,160	3.66	1.40	7.08
BHFTII BlackRock Capital	2024	2,163,247	1.16 - 4.97	9,704,645	0.08	0.99 - 1.40	16.49 - 30.68
Appreciation Division	2023	2,313,280	3.24 - 3.81	8,075,474	0.04	0.99 - 1.40	47.54 - 48.14
	2022	2,729,281	2.20 - 2.57	6,485,916	—	0.99 - 1.40	(38.48) - (38.22)
	2021	2,921,289	3.57 - 4.16	11,246,385	—	0.99 - 1.40	19.52 - 20.01
	2020	3,129,943	2.99 - 3.47	10,083,793	—	0.99 - 1.40	38.70 - 39.28
BHFTII BlackRock	2024	747,701	1.02 - 1.13	805,635	5.74	0.99 - 1.40	2.59 - 4.06
Ultra-Short Term Bond	2023	760,900	0.98 - 1.09	789,930	1.68	0.99 - 1.40	3.59 - 4.02
Division	2022	763,717	0.95 - 1.05	763,649	—	0.99 - 1.40	0.04 - 0.45
	2021	825,508	0.95 - 1.05	822,016	0.28	0.99 - 1.40	(1.58) - (1.18)
	2020	3,966,908	0.97 - 1.07	4,198,791	1.90	0.99 - 1.40	(0.97) - (0.56)
BHFTII	2024	1,290,360	1.04 - 5.06	5,810,608	1.46	0.99 - 1.40	3.49 - 7.54
Brighthouse/Wellington Core	2023	1,372,430	2.76 - 4.71	6,096,757	1.44	0.99 - 1.40	6.17 - 6.60
Equity Opportunities Division	2022	1,553,139	2.60 - 4.41	6,486,333	1.47	0.99 - 1.40	(6.40) - (6.01)
	2021	1,666,293	2.78 - 4.70	7,399,468	1.40	0.99 - 1.40	22.70 - 23.20
	2020	1,776,646	2.26 - 3.81	6,423,049	1.60	0.99 - 1.40	9.72 - 10.17
BHFTII Frontier Mid Cap	2024	294,689	3.62	1,065,820	0.16	1.40	15.99
Growth Division	2023	309,643	3.12	965,482	—	1.40	16.25
	2022	352,039	2.68	944,271	—	1.40	(29.21)
	2021	403,852	3.79	1,530,201	—	1.40	12.95
	2020	418,768	3.35	1,404,839	—	1.40	29.76
BHFTII Jennison Growth	2024	1,090,854	1.16 - 5.77	5,991,800	—	0.99 - 1.40	15.64 - 28.98
Division	2023	1,168,504	4.07 - 4.47	5,053,523	—	0.99 - 1.40	50.75 - 51.76
	2022	1,303,489	2.69 - 2.95	3,724,732	—	0.99 - 1.40	(39.87) - (39.47)
	2021	1,416,471	4.47 - 4.87	6,698,067	—	0.99 - 1.40	15.29 - 16.02
	2020	1,478,991	3.87 - 4.19	6,039,392	0.22	0.99 - 1.40	54.20 - 55.25
BHFTII MetLife Stock Index	2024	74,788	14.09	1,053,780	1.07	1.40	22.63
Division	2023	76,652	11.49	880,756	1.24	1.40	23.89
	2022	88,282	9.27	818,786	1.08	1.40	(19.64)
	2021	94,310	11.54	1,088,471	1.38	1.40	26.26
	2020	99,323	9.14	907,912	1.69	1.40	16.18
BHFTII MFS® Total Return	2024	1,210,631	1.04 - 3.27	3,208,181	2.53	0.98 - 1.40	3.87 - 6.72
Division	2023	1,270,325	2.32 - 3.08	3,279,389	2.27	0.98 - 1.40	8.66 - 9.33
	2022	1,610,475	2.13 - 2.84	3,797,464	1.78	0.98 - 1.40	(11.07) - (10.51)
	2021	1,774,349	2.39 - 3.19	4,680,766	1.84	0.98 - 1.40	12.41 - 13.10
	2020	1,861,913	2.12 - 2.84	4,350,146	2.40	0.98 - 1.40	8.01 - 8.69

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2024	56,034	3.34	187,359	1.73	1.40	10.22
	2023	57,712	3.03	175,068	1.56	1.40	6.50
	2022	79,166	2.85	225,484	1.76	1.40	(7.32)
	2021	98,762	3.07	303,530	1.47	1.40	23.68
	2020	99,136	2.48	246,342	1.67	1.40	2.40
BHFTII T. Rowe Price Large	2024	931,267	1.15 - 10.27	9,030,778	—	0.99 - 1.40	15.97 - 29.01
Cap Growth Division	2023	989,279	4.34 - 7.96	7,662,828	—	0.99 - 1.40	44.50 - 45.37
	2022	1,166,833	3.01 - 5.48	6,244,024	—	0.99 - 1.40	(41.49) - (41.05)
	2021	1,229,736	5.14 - 9.29	11,167,263	—	0.99 - 1.40	18.28 - 19.04
	2020	1,335,714	4.34 - 7.80	10,146,324	0.23	0.99 - 1.40	34.74 - 35.60
BHFTII Western Asset	2024	92,530	1.81 - 1.95	170,575	7.41	0.99 - 1.40	3.41 - 3.84
Management Strategic Bond	2023	106,754	1.75 - 1.88	190,952	6.49	0.99 - 1.40	7.92 - 8.36
Opportunities Division	2022	125,429	1.62 - 1.73	208,930	6.02	0.99 - 1.40	(17.81) - (17.48)
	2021	128,602	1.97 - 2.10	260,386	3.61	0.99 - 1.40	1.39 - 1.80
	2020	149,186	1.94 - 2.06	295,682	6.00	0.99 - 1.40	5.43 - 5.86
BHFTII Western Asset	2024	560,011	1.02 - 1.80	902,416	3.87	0.99 - 1.40	0.90 - 2.66
Management U.S. Government	2023	2,081,039	1.35 - 1.77	3,593,217	1.01	0.99 - 1.40	3.41 - 3.84
Division	2022	680,252	1.31 - 1.71	1,066,149	2.38	0.99 - 1.40	(10.27) - (9.90)
	2021	755,917	1.46 - 1.90	1,305,705	2.66	0.99 - 1.40	(2.89) - (2.49)
	2020	791,165	1.50 - 1.95	1,405,330	3.36	0.99 - 1.40	3.78 - 4.21
Fidelity® VIP Contrafund®	2024	1,093,738	1.14 - 13.82	12,545,243	0.17	0.99 - 1.40	13.63 - 32.46
Division	2023	1,194,537	4.74 - 10.43	10,835,317	0.44	0.99 - 1.40	31.27 - 32.14
	2022	1,389,731	3.61 - 7.89	9,718,431	0.48	0.99 - 1.40	(27.51) - (27.04)
	2021	1,447,519	4.98 - 10.82	13,909,955	0.06	0.99 - 1.40	25.74 - 26.58
	2020	1,530,156	3.96 - 8.55	11,682,534	0.23	0.99 - 1.40	28.42 - 29.28
Fidelity® VIP Dynamic	2024	—	6.10	—	—	1.40	23.44
Capital Appreciation Division	2023	1,154	4.94	5,703	0.12	1.40	26.94
(Had no net assets at	2022	1,154	3.89	4,494	0.11	1.40	(22.15)
December 31, 2024)	2021	1,155	5.00	5,774	0.12	1.40	22.54
	2020	1,155	4.08	4,712	0.04	1.40	31.48
Fidelity® VIP	2024	848,868	1.06 - 6.08	4,983,410	1.76	0.99 - 1.40	5.77 - 14.20
Equity-Income Division	2023	905,325	4.78 - 5.33	4,741,981	1.85	0.99 - 1.40	9.11 - 9.56
	2022	1,018,417	4.38 - 4.86	4,878,687	1.85	0.99 - 1.40	(6.28) - (5.89)
	2021	1,095,811	4.67 - 5.17	5,582,913	1.88	0.99 - 1.40	23.16 - 23.66
	2020	1,161,765	3.79 - 4.18	4,792,363	1.82	0.99 - 1.40	5.21 - 5.64
Fidelity® VIP High Income	2024	238,127	1.06 - 2.46	568,779	6.49	0.99 - 1.40	6.15 - 7.89
Division	2023	212,874	2.06 - 2.28	478,657	5.28	0.99 - 1.40	8.95 - 9.39
	2022	261,475	1.89 - 2.08	538,036	4.95	0.99 - 1.40	(12.60) - (12.25)
	2021	290,066	2.16 - 2.37	681,160	4.71	0.99 - 1.40	2.96 - 3.38
	2020	386,167	2.10 - 2.30	878,030	5.02	0.99 - 1.40	1.31 - 1.73
Fidelity® VIP Index 500	2024	1,427,495	1.13 - 9.10	11,730,901	1.26	0.99 - 1.40	13.33 - 23.66
Division	2023	1,441,891	6.60 - 7.36	10,267,898	1.44	0.99 - 1.40	24.45 - 24.95
	2022	1,656,428	5.30 - 5.89	9,476,672	1.44	0.99 - 1.40	(19.35) - (19.02)
	2021	1,781,031	6.57 - 7.27	12,604,556	1.23	0.99 - 1.40	26.79 - 27.31
	2020	1,912,218	5.18 - 5.71	10,643,898	1.75	0.99 - 1.40	16.59 - 17.07

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Small-Mid	2024	96,525	4.45	429,920	—	1.40	9.48
Cap Growth VIP Division	2023	97,935	4.07	398,428	—	1.40	24.98
	2022	111,846	3.26	364,073	—	1.40	(34.61)
	2021	118,986	4.98	592,337	—	1.40	8.48
	2020	125,390	4.59	575,402	—	1.40	52.93
FTVIPT Templeton Foreign	2024	285,211	1.70	485,875	2.49	1.40	(2.39)
VIP Division	2023	310,520	1.75	541,917	3.21	1.40	19.08
	2022	326,673	1.47	478,748	3.05	1.40	(8.89)
	2021	374,083	1.61	601,709	1.84	1.40	2.71
	2020	394,718	1.57	618,144	3.39	1.40	(2.54)
Invesco V.I. Equity and	2024	10,535	2.25	23,724	1.82	1.40	10.55
Income Division	2023	10,549	2.04	21,488	2.03	1.40	9.02
	2022	10,564	1.87	19,739	1.75	1.40	(8.79)
	2021	10,580	2.05	21,673	1.87	1.40	17.00
	2020	10,595	1.75	18,550	2.53	1.40	8.42
Invesco V.I. EQV	2024	381,564	0.97 - 3.39	1,223,861	1.46	0.99 - 1.40	(3.07) - (0.38)
International Equity Division	2023	441,309	3.05 - 3.40	1,476,417	0.19	0.99 - 1.40	16.51 - 16.98
	2022	491,609	2.62 - 2.91	1,406,297	1.72	0.99 - 1.40	(19.44) - (19.11)
	2021	524,295	3.25 - 3.60	1,856,889	1.22	0.99 - 1.40	4.42 - 4.85
	2020	591,953	3.11 - 3.43	2,003,004	2.39	0.99 - 1.40	12.41 - 12.87
LMPVET ClearBridge Variable	2024	428,276	5.41 - 5.96	2,514,977	0.75	0.99 - 1.40	20.94 - 21.44
Appreciation Division	2023	470,036	4.47 - 4.91	2,276,273	0.95	0.99 - 1.40	18.05 - 18.53
	2022	504,655	3.79 - 4.14	2,062,464	0.98	0.99 - 1.40	(13.66) - (13.31)
	2021	594,644	4.39 - 4.78	2,789,584	0.63	0.99 - 1.40	21.94 - 22.44
	2020	613,296	3.60 - 3.90	2,349,787	1.08	0.99 - 1.40	13.18 - 13.64
LMPVET ClearBridge Variable	2024	152,771	4.57	697,807	1.31	1.40	15.21
Dividend Strategy Division	2023	157,951	3.96	626,226	2.15	1.40	12.61
	2022	160,710	3.52	565,806	1.32	1.40	(9.38)
	2021	186,751	3.88	725,522	1.52	1.40	25.04
	2020	209,774	3.11	651,783	1.46	1.40	6.17
LMPVET ClearBridge Variable	2024	448,297	1.11 - 3.96	1,714,462	0.11	0.99 - 1.40	10.91 - 11.68
Growth Division	2023	516,523	3.23 - 3.54	1,780,733	0.28	0.99 - 1.40	22.70 - 23.20
	2022	660,550	2.63 - 2.87	1,860,538	0.46	0.99 - 1.40	(27.44) - (27.14)
	2021	670,729	3.62 - 3.95	2,593,823	0.16	0.99 - 1.40	8.77 - 9.21
	2020	729,774	3.33 - 3.61	2,576,850	0.83	0.99 - 1.40	16.37 - 16.85
LMPVET ClearBridge Variable	2024	1,021	6.20	6,331	—	1.40	26.10
Large Cap Growth Division	2023	1,156	4.92	5,686	—	1.40	42.03
	2022	1,356	3.46	4,696	—	1.40	(33.19)
	2021	1,163	5.18	6,028	—	1.40	20.25
	2020	1,108	4.31	4,775	0.02	1.40	28.92
LMPVET ClearBridge Variable	2024	250,078	4.21	1,053,602	1.24	1.40	6.57
Large Cap Value Division	2023	262,165	3.95	1,036,482	1.31	1.40	13.50
	2022	284,120	3.48	989,685	1.32	1.40	(7.73)
	2021	295,902	3.78	1,117,051	1.03	1.40	24.46
	2020	310,077	3.03	940,547	1.41	1.40	3.78

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2024	5,282	3.88	20,477	0.62	1.40	8.46
Mid Cap Division	2023	5,488	3.57	19,617	0.13	1.40	11.35
	2022	5,492	3.21	17,630	0.35	1.40	(26.35)
	2021	5,497	4.36	23,956	0.03	1.40	26.92
	2020	5,498	3.43	18,879	0.29	1.40	13.75
LMPVET ClearBridge Variable	2024	114,777	6.11 - 6.84	733,995	—	0.99 - 1.40	3.04 - 3.46
Small Cap Growth Division	2023	120,291	5.93 - 6.61	744,996	—	0.99 - 1.40	6.90 - 7.34
	2022	130,212	5.55 - 6.16	751,938	—	0.99 - 1.40	(29.83) - (29.55)
	2021	136,862	7.91 - 8.75	1,126,323	—	0.99 - 1.40	11.04 - 11.50
	2020	145,694	7.12 - 7.84	1,078,002	—	0.99 - 1.40	41.27 - 41.85
LMPVIT Western Asset	2024	22,580	2.91	65,643	6.35	1.40	5.56
Variable Global High Yield	2023	23,851	2.75	65,686	5.55	1.40	8.73
Bond Division	2022	25,013	2.53	63,352	5.80	1.40	(14.92)
	2021	39,399	2.98	117,290	4.39	1.40	(0.08)
	2020	39,884	2.98	118,833	4.03	1.40	5.82
MFS® VIT Total Return Bond	2024	125,618	1.03 - 2.52	309,757	3.67	0.99 - 1.40	1.11 - 3.21
Division	2023	174,698	2.25 - 2.49	432,348	3.12	0.99 - 1.40	5.89 - 6.32
	2022	214,828	2.12 - 2.34	499,981	2.79	0.99 - 1.40	(15.13) - (14.78)
	2021	224,781	2.50 - 2.74	614,021	2.92	0.99 - 1.40	(2.19) - (1.79)
	2020	351,441	2.55 - 2.79	978,011	3.50	0.99 - 1.40	6.96 - 7.40

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.